Redwood Managed Volatility Fund

Class N RWDNX

Class I RWDIX

Class Y RWDYX

a series of Two Roads Shared Trust (the “Fund”)

Supplement dated December 31, 2024
to the Prospectus and Summary Prospectus of the Fund
each dated March 1, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus. This Supplement supersedes any information to the contrary in the Prospectus.

Effective immediately, the Fund’s Prospectus and Summary Prospectus are amended as follows:

The following supplements certain benchmark information under the sub-heading “Performance Table” in the section entitled “Performance” on page 8 of the Prospectus and page 8 of the Summary Prospectus.

Average Annual Total Returns

(For the year ended December 31, 2023)
	One Year	Five Years	Since Inception(1)
Bloomberg U.S. Aggregate Bond Index(2) (reflects no deductions for fees, expenses or taxes)	5.53%	1.10%	1.79%
(1)	Inception date is September 18, 2018.
(2)	In response to new regulatory requirements, the Fund’s regulatory broad-based benchmark is the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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This Supplement and the existing Prospectus and Statement of Additional Information (“SAI”) provide relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and the SAI have each been filed with the Securities and Exchange Commission, are incorporated by reference. Copies of these documents may be obtained without charge by calling 1-855-RED-FUND (733-3863).